Business Segment Information	12 Months Ended
Jan. 03, 2021
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
The Company owns, operates and franchises two restaurant brands, Pollo Tropical® and Taco Cabana®, each of which is an operating segment. Pollo Tropical restaurants feature fire-grilled and crispy citrus marinated chicken and other freshly prepared tropical-inspired menu items, while Taco Cabana restaurants specialize in Mexican-inspired food. The Taco Cabana operating segment is included in discontinued operations in the consolidated financial statements for all periods presented and is excluded from the segment information below.
Each segment's accounting policies are the same as those described in the summary of significant accounting policies in Note 1. The primary measure of segment profit or loss used by the chief operating decision maker to assess performance and allocate resources is Adjusted EBITDA, which is defined as earnings attributable to the applicable operating segments before interest expense, income taxes, depreciation and amortization, impairment and other lease charges, goodwill impairment, closed restaurant rent expense, net of sublease income, stock-based compensation expense, other expense (income), net, and certain significant items for each segment that management believes are related to strategic changes and/or are not related to the ongoing operation of the Company's restaurants as set forth in the reconciliation table below. The Company has included the presentation of Adjusted EBITDA for all periods presented.
The "Other" column includes corporate-related items not allocated to reportable segments and consists primarily of corporate-owned property and equipment, lease assets, miscellaneous prepaid costs, capitalized costs associated with the issuance of indebtedness, corporate cash accounts, and a current income tax receivable. The "Other" column also includes corporate costs that were previously allocated to Taco Cabana and are not included in discontinued operations.

Year Ended	Pollo Tropical	Other	Continuing Operations
January 3, 2021:
Restaurant sales	$314,112	$—	$314,112
Franchise revenue	1,246	—	1,246
Cost of sales	100,080	—	100,080
Restaurant wages and related expenses(1)	74,328	—	74,328
Restaurant rent expense	22,773	—	22,773
Other restaurant operating expenses	47,354	469	47,823
Advertising expense	8,384	(5)	8,379
General and administrative expense(2)	28,622	11,226	39,848
Adjusted EBITDA	36,517	(10,526)	25,991
Depreciation and amortization	21,112	897	22,009
Capital expenditures	9,163	1,320	10,483
December 29, 2019:
Restaurant sales	$361,693	$—	$361,693
Franchise revenue	1,780	—	1,780
Cost of sales	115,119	—	115,119
Restaurant wages and related expenses(1)	84,909	—	84,909
Restaurant rent expense	22,050	—	22,050
Other restaurant operating expenses	49,768	506	50,274
Advertising expense	12,358	(5)	12,353
General and administrative expense(2)	31,023	10,882	41,905
Adjusted EBITDA	50,560	(10,589)	39,971
Depreciation and amortization	21,476	710	22,186
Capital expenditures	21,921	1,201	23,122
December 30, 2018:
Restaurant sales	$374,381	$—	$374,381
Franchise revenue	1,815	—	1,815
Cost of sales	123,042	—	123,042
Restaurant wages and related expenses(1)	87,025	—	87,025
Restaurant rent expense	17,457	—	17,457
Other restaurant operating expenses	51,757	387	52,144
Advertising expense	13,068	—	13,068
General and administrative expense(2)	29,621	11,211	40,832
Adjusted EBITDA	54,903	(10,579)	44,324
Depreciation and amortization	21,372	1,085	22,457
Capital expenditures	27,667	1,297	28,964
Identifiable Assets:
January 3, 2021	$311,905	$88,337	$400,242
December 29, 2019	340,012	33,725	373,737
(1)     Includes stock-based compensation expense of $73, $70 and $34 for the years ended January 3, 2021; December 29, 2019; and December 30, 2018, respectively.
(2) Includes stock-based compensation expense of $2,681, $2,320 and $3,011 for the years ended January 3, 2021; December 29, 2019; and December 30, 2018, respectively.
A reconciliation of consolidated net income (loss) to Adjusted EBITDA follows:

Year Ended	Pollo Tropical	Other	Continuing Operations
January 3, 2021:
Net loss			$(10,211)
Loss from discontinued operations, net of tax			6,825
Benefit from income taxes			(7,044)
Income (loss) from continuing operations before taxes	$2,557	$(12,987)	$(10,430)
Add:
Non-general and administrative expense adjustments:
Depreciation and amortization	21,112	897	22,009
Impairment and other lease charges	8,023	—	8,023
Interest expense	2,405	(2,113)	292
Closed restaurant rent expense, net of sublease income	2,093	2,238	4,331
Other expense (income), net	(2,373)	275	(2,098)
Stock-based compensation expense in restaurant wages	73	—	73
Total non-general and administrative expense adjustments	31,333	1,297	32,630
General and administrative expense adjustments:
Stock-based compensation expense	1,652	1,029	2,681
Restructuring costs and retention bonuses	551	135	686
Digital and brand repositioning costs	424	—	424
Total general and administrative expense adjustments	2,627	1,164	3,791
Adjusted EBITDA	$36,517	$(10,526)	$25,991

December 29, 2019:
Net loss			$(84,386)
Loss from discontinued operations, net of tax			82,391
Provision for income taxes			11,830
Income (loss) from continuing operations before taxes	$20,300	$(10,465)	$9,835
Add:
Non-general and administrative expense adjustments:
Depreciation and amortization	21,476	710	22,186
Impairment and other lease charges	15	—	15
Interest expense	1,953	(1,628)	325
Closed restaurant rent expense, net of sublease income	3,260	—	3,260
Other expense (income), net	862	—	862
Stock-based compensation expense in restaurant wages	70	—	70
Total non-general and administrative expense adjustments	27,636	(918)	26,718
General and administrative expense adjustments:
Stock-based compensation expense	1,590	730	2,320
Restructuring costs and retention bonuses	827	64	891
Digital and brand repositioning costs	207	—	207
Total general and administrative expense adjustments	2,624	794	3,418
Adjusted EBITDA	$50,560	$(10,589)	$39,971

Year Ended:	Pollo Tropical	Other	Continuing Operations
December 30, 2018:
Net income			$7,787
Income from discontinued operations, net of tax			(896)
Benefit from income taxes			(290)
Income (loss) from continuing operations before taxes	$17,639	$(11,038)	$6,601
Add:
Non-general and administrative expense adjustments:
Depreciation and amortization	21,372	1,085	22,457
Impairment and other lease charges	13,587	—	13,587
Interest expense	1,920	(1,645)	275
Other expense (income), net	(1,225)	—	(1,225)
Stock-based compensation expense in restaurant wages	34	—	34
Total non-general and administrative expense adjustments	35,688	(560)	35,128
General and administrative expense adjustments:
Stock-based compensation expense	1,885	1,126	3,011
Board and shareholder matter costs	(328)	(269)	(597)
Restructuring costs and retention bonuses	196	162	358
Legal settlements and related costs	(177)	—	(177)
Total general and administrative expense adjustments	1,576	1,019	2,595
Adjusted EBITDA	$54,903	$(10,579)	$44,324